Basis of Presentation	12 Months Ended
Oct. 31, 2019
Basis of Presentation

3.	Basis of Presentation

a)	Statement of Compliance

The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

These consolidated financial statements were approved and authorized for issuance by the Company’s Board of Directors on March 19, 2020.

b)	Basis of Measurement

The consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments and biological assets, which are measured at fair value as described herein.

c)	Functional and Presentation Currency

The Company’s functional currency is the Canadian dollar and the functional currency of its Subsidiaries is the United States (“U.S.”) dollar. These consolidated financial statements are presented in U.S. dollars.

Transactions denominated in foreign currencies are initially recorded in the functional currency using exchange rates in effect at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using exchange rates prevailing at the end of the reporting period. All exchange gains and losses are included in the statement of loss and comprehensive loss.

For the purpose of presenting consolidated financial statements, the assets and liabilities of the Company are expressed in U.S. Dollars using exchange rates prevailing at the end of the reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuated significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognized in other comprehensive loss and reported as currency translation reserve in shareholders’ equity.

Foreign exchange gains or losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely to occur in the foreseeable future and which, in substance, is considered to form part of the net investment in the foreign operation, are recognized in other comprehensive loss.

d)	Basis of Consolidation

The Subsidiaries are controlled by the Company, as the Company is exposed, or has rights, to variable returns from its involvement with the Subsidiaries and has the ability to affect those returns through its power over the Subsidiaries by way of its ownership of all of the issued and outstanding common shares. The financial statements of subsidiaries are included in these consolidated financial statements from the date that control commences until the date control ceases. All inter-company balances and transactions have been eliminated upon consolidation.